Property and Equipment - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 817,289	$ 118,496	¥ 543,597	¥ 369,686
Impairment of long-lived assets	83,482	$ 12,104
Significant Other Observable Inputs (Level 2)
Property, Plant and Equipment [Line Items]
Fair value of assets	¥ 51,223